Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 60.3%
Penn Series Index 500 Fund* (Cost $23,162,913)	1,011,925	$47,661,681

AFFILIATED FIXED INCOME FUNDS — 39.4%
Penn Series Quality Bond Fund* (Cost $31,208,343)	1,966,204	31,203,649
TOTAL INVESTMENTS — 99.7% (Cost $54,371,256)		$78,865,330
Other Assets & Liabilities — 0.3%		233,684
TOTAL NET ASSETS — 100.0%		$79,099,014

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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